Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom Income Fund	May 30, 2024
Fidelity Freedom Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	8.18%
Past 5 years	3.59%
Past 10 years	3.26%
Fidelity Freedom Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.96%
Past 5 years	2.08%
Past 10 years	1.82%
Fidelity Freedom Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.90%
Past 5 years	2.35%
Past 10 years	2.10%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F0199
Average Annual Return:
Past 1 year	8.47%
Past 5 years	3.68%
Past 10 years	3.31%